Amounts Receivable and Prepaids (Tables)	12 Months Ended
Mar. 31, 2023
Trade and other receivables [abstract]
Schedule of amounts receivable and prepaids [Table Text Block]
	March 31, 2023	March 31, 2022
Sales tax receivable **	$8,693,836	$4,516,993
Prepaid expenses and other receivables	4,658,854	3,021,408
Receivable on sale of subsidiary*	1,815,964	1,815,964
Energy tax receivable	-	439,926
Total	$15,168,654	$9,794,291
Less: current portion	(9,353,875)	(6,758,017)
Long term portion	$5,814,779	$3,036,274